Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
23. Discontinued Operations

Subsequent to December 31, 2019, the sale of GMSL closed on February 28, 2020. As a result of the sale, the results of GMSL and transaction related expenses directly attributable to the sale were reported as discontinued operations for the years ended December 31, 2019 and 2018. Summarized operating results of the discontinued operations are as follows (in millions):

	Year Ended
	2019	2018
Net revenue	$172.5	$194.3
Cost of revenue	127.0	163.0
Selling, general and administrative	24.3	20.1
Depreciation and amortization	25.8	27.3
Other operating expenses	—	(0.7)
Loss from operations	(4.6)	(15.4)
Interest expense	(15.6)	(5.9)
Loss on sale of subsidiary	—	—
Income from equity investees	0.6	7.0
Other income	(0.1)	—
Pre-tax loss from discontinued operations	(19.7)	(14.3)
Income tax benefit (expense)	0.4	(0.2)
Loss from discontinued operations	$(19.3)	$(14.5)

The net proceeds from the sale of GMSL were used to repay HC2’s $15.0 million under the 2019 Revolving Credit Agreement (as defined below) and redeem $76.9 million aggregate principal amount of Senior Secured Notes, plus accrued and unpaid interest since December 1, 2019 (the last regularly scheduled interest payment date).

As a result of the repayment of $15.0 million 2019 Revolving Credit Agreement, the Company allocated the following interest and the amortization of deferred financing costs for the years ended December 31, 2019 and 2018 associated with the principal prepayment from continuing operations to discontinued operations on the Company’s Consolidated Statement of Operations:

	Year ended December 31,
	2019	2018
Interest expense	$0.9	$—
Amortization of deferred financing costs and original issuance discount	$0.3	$—

As a result of the mandatory redemption of $76.9 million on the Senior Secured Notes, the Company allocated the following pro-rata interest and amortization of deferred financing costs and original issuance discount for the years ended December 31, 2019 and 2018, from continuing operations to discontinued operations on the Company’s Consolidated Statements of Operations:

	Year ended December 31,
	2019	2018
Interest expense	$8.8	$1.0
Amortization of deferred financing costs and original issuance discount	$0.9	$0.1
Summarized assets and liabilities of the discontinued operations are as follows (in millions):

	December 31,
	2019	2018
Assets
Other invested assets	$16.9	$21.1
Cash and cash equivalents	10.2	9.1
Accounts receivable, net	26.0	48.3
Property, plant and equipment, net	182.1	192.6
Goodwill	14.3	14.3
Intangibles, net	5.3	5.9
Other assets	68.5	34.1
Total assets held for sale	$323.3	$325.4

Liabilities
Accounts payable and other current liabilities	$33.4	$49.2
Debt obligations	65.6	66.9
Pension Liability	18.8	18.6
Other liabilities	36.1	2.9
Total liabilities held for sale	$153.9	$137.6